Acquisitions - Asset Carrying Value and Useful lives (Details) - FNF - USD ($) $ in Millions			12 Months Ended
	Aug. 31, 2017	Aug. 23, 2016	Dec. 31, 2017
Title Guaranty of Hawaii
Business Acquisition [Line Items]
Property and equipment, net	$ 4
Total	$ 64
Property and equipment useful life	5 years
Title Guaranty of Hawaii | Customer relationships
Business Acquisition [Line Items]
Other intangible assets	$ 52
Weighted average useful life (in years)	10 years
Title Guaranty of Hawaii | Trade names
Business Acquisition [Line Items]
Other intangible assets	$ 7
Weighted average useful life (in years)	10 years
Title Guaranty of Hawaii | Noncompete Agreements
Business Acquisition [Line Items]
Other intangible assets	$ 1
Weighted average useful life (in years)	5 years
Title Guaranty of Hawaii | Other intangibles
Business Acquisition [Line Items]
Other intangible assets	$ 60
Title Acquisitions
Business Acquisition [Line Items]
Property and equipment, net			$ 1
Title Acquisitions | Customer relationships
Business Acquisition [Line Items]
Other intangible assets			$ 57
Weighted average useful life (in years)			10 years
Title Acquisitions | Trade names
Business Acquisition [Line Items]
Other intangible assets			$ 6
Weighted average useful life (in years)			10 years
Title Acquisitions | Noncompete Agreements
Business Acquisition [Line Items]
Other intangible assets			$ 1
Weighted average useful life (in years)			5 years
Title Acquisitions | Other intangibles
Business Acquisition [Line Items]
Other intangible assets			$ 2
Weighted average useful life (in years)			1 year
Title Acquisitions | Total Other Intangible Assets [Member]
Business Acquisition [Line Items]
Other intangible assets			$ 68
Title Acquisitions | Computer Software
Business Acquisition [Line Items]
Other intangible assets			$ 2
Weighted average useful life (in years)			3 years
Real Estate Technology Acquisitions
Business Acquisition [Line Items]
Property and equipment, net			$ 1
Other intangible assets			38
Real Estate Technology Acquisitions | Customer relationships
Business Acquisition [Line Items]
Other intangible assets			$ 14
Weighted average useful life (in years)			10 years
Real Estate Technology Acquisitions | Trade names
Business Acquisition [Line Items]
Other intangible assets			$ 5
Weighted average useful life (in years)			10 years
Real Estate Technology Acquisitions | Noncompete Agreements
Business Acquisition [Line Items]
Other intangible assets			$ 2
Weighted average useful life (in years)			5 years
Real Estate Technology Acquisitions | Computer Software
Business Acquisition [Line Items]
Other intangible assets			$ 17
Weighted average useful life (in years)			7 years
Commissions, Inc. | Customer relationships
Business Acquisition [Line Items]
Other intangible assets		$ 46
Weighted average useful life (in years)		10 years
Commissions, Inc. | Trade names
Business Acquisition [Line Items]
Other intangible assets		$ 13
Weighted average useful life (in years)		10 years
Commissions, Inc. | Noncompete Agreements
Business Acquisition [Line Items]
Other intangible assets		$ 3
Weighted average useful life (in years)		4 years
Commissions, Inc. | Other intangibles
Business Acquisition [Line Items]
Other intangible assets		$ 90
Commissions, Inc. | Computer Software
Business Acquisition [Line Items]
Other intangible assets		$ 28
Weighted average useful life (in years)		7 years
Minimum | Real Estate Technology Acquisitions | Computer Software
Business Acquisition [Line Items]
Property and equipment useful life			1 year
Maximum | Real Estate Technology Acquisitions
Business Acquisition [Line Items]
Property and equipment useful life			5 years